UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Signia Capital Management, LLC
Address: 108 N Washington St Ste 305
         Spokane, WA  99201

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David C. Krebs
Title:     Chief Compliance Officer
Phone:     (509)789-8977

Signature, Place, and Date of Signing:

      /s/  David C. Krebs     Spokane, WA     January 31, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     56

Form13F Information Table Value Total:     $152,990 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/ SH/    PUT/     INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS   CUSIP        (x$1000) PRN AMT PRN    CALL     DSCRETN MANAGER SOLE   SHARED   NONE
- ----------------------------- ------- --------------- ------- ------- ----   -------- ------- ------- ------ -------- --------
4KIDS ENTERTAINMENT INC		COM	350865101	4892	268486	SH		SOLE		110415		158071
AGCO CP				COM	001084102	2297	74233	SH		SOLE		30825		43408
ALLIED CAPITAL CORP-N CM (NEW)	COM	01903Q108	3427	104879	SH		SOLE		41938		62941
ALLIED DEFENSE GROUP INC	COM	019118108	3545	166836	SH		SOLE		59112		107724
ANALOGIC CORP			COM	032657207	3268	58210	SH		SOLE		26574		31636
ANDREW CORP			COM	034425108	3543	346291	SH		SOLE		129313		216978
BIOSCRIP INC			COM	09069N108	4605	1330830	SH		SOLE		461206		869624
BOWATER INC			COM	102183100	2458	109232	SH		SOLE		35833		73399
CALGON CARBON CORP		COM	129603106	2509	404616	SH		SOLE		169559		235057
CALLAWAY GOLF CO		COM	131193104	5242	363764	SH		SOLE		145368		218396
CAMBREX CORP			COM	132011107	3380	148783	SH		SOLE		59276		89507
CELESTICA INC			COM	15101Q108	3246	415589	SH		SOLE		173202		242387
CENTRAL PARKING CORP		COM	154785109	2420	134422	SH		SOLE		46188		88234
CF INDUSTRIES HOLDINGS INC.	COM	125269100	3601	140439	SH		SOLE		59878		80561
ELECTRO RENT CORP		COM	285218103	2207	132185	SH		SOLE		52961		79224
EMBREX INC			COM	290817105	2748	162683	SH		SOLE		64217		98466
EQUITY OFFICE PROPERTIES	COM	294741103	1163	24148	SH		SOLE		24148		0
FLEXTRONICS INTERNATIONAL LTD.	ORD	Y2573F102	567	49393	SH		SOLE		49393		0
FURNITURE BRANDS INTL		COM	360921100	3394	209130	SH		SOLE		76413		132717
HAIN CELESTIAL GROUP INC	COM	405217100	2359	75580	SH		SOLE		32674		42906
HIGHLAND HOSPITALITY CORP	COM	430141101	2587	181540	SH		SOLE		76480		105060
HRPT PROPERTIES TRUST		COM	40426W101	2630	212989	SH		SOLE		79824		133165
INFOCUS CORP			COM	45665B106	1793	671510	SH		SOLE		65130		606380
INPUT/OUTPUT INC		COM	457652105	5223	383231	SH		SOLE		162906		220325
INSITUFORM TECH CLA CM		CLA	457667103	4676	180816	SH		SOLE		76643		104173
INTEGRAMED AMERICA INC NEW	COM	45810N302	2799	185972	SH		SOLE		78364		107608
INTERNATIONAL COAL GROUP INC	COM	45928H106	2268	416205	SH		SOLE		143513		272692
KEY TECHNOLOGY INC		COM	493143101	3314	223460	SH		SOLE		81435		142025
KEYTRONIC CORP			COM	493144109	2600	543905	SH		SOLE		70389		473516
KNIGHT CAPITAL GROUP INC	COM	499005106	2751	143521	SH		SOLE		54405		89116
MEADWESTVACO CORP		COM	583334107	1594	53033	SH		SOLE		53033		0
MEMRY CORPORATION		COM	586263204	5734	2322108	SH		SOLE		998151		1323957
MERIDIAN RES CP			COM	58977Q109	1821	589245	SH		SOLE		217653		371592
MICROTEK MED HOLDING     INC	COM	59515b109	5318	1156066	SH		SOLE		455664		700402
MONTEREY GOURMET FOODS INC	COM	612570101	1456	332529	SH		SOLE		106345		226184
NATIONAL MANUFACTURING TECH	COM	636870107	0	67399	SH		SOLE		67399		0
ORANGE 21 INC.			COM	685317109	1015	205960	SH		SOLE		61487		144473
OSI SYSTEMS INC			COM	671044105	4432	211750	SH		SOLE		78369		133381
PERCEPTRON INC			COM	71361F100	1614	190520	SH		SOLE		62277		128243
PIER 1 IMPORTS INC		COM	720279108	2254	378790	SH		SOLE		139878		238912
PIPER JAFFRAY COMPANIES		COM	724078100	2328	35740	SH		SOLE		15454		20286
PLANAR SYSTEMS INC		COM	726900103	3235	334551	SH		SOLE		133817		200734
RAILAMERICA INC			COM	750753105	3404	211684	SH		SOLE		93015		118669
RED LION HOTELS CORP		COM	756764106	1034	81235	SH		SOLE		35610		45625
RETRACTABLE TECHNOLOGIES INC	COM	76129W105	2798	968225	SH		SOLE		372809		595416
SPECTRUM CTL INC		COM	847615101	2114	218833	SH		SOLE		91048		127785
STARRETT (L.S.) Co CL A		CLA	855668109	1062	65342	SH		SOLE		10909		54433
STRATTEC SECURITY CORP.		COM	863111100	1795	38527	SH		SOLE		14906		23621
SUPERIOR INDUSTRIES INTL	COM	868168105	1626	84384	SH		SOLE		34333		50051
SYNOVIS LIFE TECHNOLOGIES INC	COM	87162G105	613	61636	SH		SOLE		18571		43065
TIER TECHNOLOGIES INC		COM	88650Q100	2512	392427	SH		SOLE		174309		218118
TIME WARNER INC			COM	887317105	1106	50771	SH		SOLE		50771		0
VISHAY INTERTECHNOLOGY INC	COM	928298108	2376	175486	SH		SOLE		63635		111851
WATSON PHARMACEUTICALS INC	COM	942683103	4592	176416	SH		SOLE		77585		98831
WHITE ELECTRONIC DESIGNS	COM	963801105	2414	443719	SH		SOLE		188011		255708
WINSTON HOTELS INC		COM	97563A102	3230	243804	SH		SOLE		99256		144548